UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Joho Capital, L.L.C.

Address:   55 East 59th Street
           New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Tim McManus
Title:     Chief Financial Officer
Phone:     (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                New York, New York              May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $504,813
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                     FORM 13F INFORMATION TABLE

                               TITLE OF         CUSIP        VALUE     SHRS OR   SH/ PUT/  INVSMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            NUMBER      (X1000)    PRN AMT   PRN CALL  DSCRTN   MNGRS   SOLE      SHARED    NONE

AFLAC, INC                     COM              001055102     99,121   1,526,120 SH         SOLE    NONE    1,526,120
BAIDU COM INC                  SPON ADR REP A   056752108    225,638     941,610 SH         SOLE    NONE      941,610
GOOGLE INC                     CL A             38259P508     87,605     198,890 SH         SOLE    NONE      198,890
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     47,713   1,648,696 SH         SOLE    NONE    1,648,696
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     44,735     689,715 SH         SOLE    NONE      689,715




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